OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES	Note 12 OTHER PAYABLES AND ACCRUED LIABILITIES

	December 31, 2021	December 31, 2020
	$	$
VAT payable	40,023	12,235
Salary payable	89,775	920
Others	12,628	43,681
Total	142,426	56,836